LONG-TERM DEBT - Principal Repayments (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 29,905	$ 17,137
Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Long-term debt	32,855	$ 18,873
2023
Disclosure of detailed information about borrowings [line items]
Long-term debt	1,828
2024
Disclosure of detailed information about borrowings [line items]
Long-term debt	600
2025
Disclosure of detailed information about borrowings [line items]
Long-term debt	3,552
2026
Disclosure of detailed information about borrowings [line items]
Long-term debt	3,693
2026
Disclosure of detailed information about borrowings [line items]
Long-term debt	3,261
Thereafter
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 19,921